Summary of Restructuring Activity (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014		Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring accrual balance at Beginning of period	$ 176		$ 0
Restructuring expense	492	[1]	176
Cash payments	(190)	[1]
Restructuring accrual balance at end of period	$ 478	[1]	$ 176

[1]	Unaudited